The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Jun. 29, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 5,661	$ 5,624	$ 4,261
Operating profit (loss)	826	915	619	[1]
Net (loss) for the year	(245)	129	542	[1]
Non-controlling interest in net (loss)	(163)	(48)	(48)	[1]
Total assets (excluding goodwill)	14,516	14,198
Total liabilities	11,071	10,565
Non-controlling interests	(84)	29
Net cash from operating activities	1,223	1,284	956
Net cash from (used in) investing activities	(1,116)	(1,104)	(2,703)
Net cash from (used in) financing activities	(377)	(1)	1,777
Exchange impact on cash and cash equivalents, net	6	(11)	(10)
Net increase (decrease) in cash and cash equivalents	(264)	168	20
Telecomunicaciones Digitales, S.A.
Disclosure of subsidiaries [line items]
Percentage of controlling interest acquired					20.00%
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,313	1,335	1,414
Total operating expenses	(501)	(492)	(509)
Operating profit (loss)	60	64	100
Net (loss) for the year	(326)	(104)	(80)
Non-controlling interest in net (loss)	(163)	(52)	(40)
Total assets (excluding goodwill)	2,470	1,942	2,336
Total liabilities	2,605	1,890	2,158
Net assets	(135)	52	178
Non-controlling interests	(85)	28	83
Dividends and advances paid to non-controlling interest	0	(2)	(5)
Net cash from operating activities	270	250	272
Net cash from (used in) investing activities	(214)	(289)	(295)
Net cash from (used in) financing activities	(54)	(133)	30
Exchange impact on cash and cash equivalents, net	2	(5)	(10)
Net increase (decrease) in cash and cash equivalents	5	(178)	(2)
Panama
Disclosure of subsidiaries [line items]
Revenue		651	633
Total operating expenses		(207)	(207)
Operating profit (loss)		106	7
Net (loss) for the year		29	(37)
Non-controlling interest in net (loss)		4	(7)
Total assets (excluding goodwill)		1,719	1,717
Total liabilities		1,318	1,347
Net assets		401	371
Non-controlling interests		0
Net cash from operating activities		148	179
Net cash from (used in) investing activities		(117)	(118)
Net cash from (used in) financing activities		(93)	(43)
Net increase (decrease) in cash and cash equivalents		(63)	17
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	(68)	26	89
Before Consolidation Adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests		0	74
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (17)	$ 2	$ (6)

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.